Performance Management	Jan. 27, 2026
Unusual Whales Subversive Democratic Trading ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the Unusual Whales Subversive Democratic Trading ETF, a series of Series Portfolios Trust (the “Predecessor Democratic Trading ETF”), as the result of a reorganization of the Predecessor Democratic Trading ETF into the Fund on December 30, 2024 (the “Reorganization”). The Predecessor Democratic Trading ETF had the same investment objective and substantially similar principal investment strategies as the Fund. Effective August 2, 2024, the Adviser began serving as the investment adviser to the Predecessor Democratic Trading ETF. Prior to August 2, 2024, the Adviser served as the investment sub-adviser to the Predecessor Democratic Trading ETF. The portfolio managers for the Fund began serving as portfolio managers of the Predecessor Democratic Trading ETF on August 2, 2024. The bar chart shows changes in the Fund’s (and the Predecessor Democratic Trading ETF’s) performance from year to year. The table shows how the Fund’s (and the Predecessor Democratic Trading ETF’s) average annual returns for the 1 year and since inception periods compared with those of a broad measure of market performance.

The Fund’s (and the Predecessor Democratic Trading ETF’s) past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.subversiveetfs.com/#etf.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Democratic Trading ETF’s) past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 12.93% for the quarter ended March 31, 2024 and the lowest quarterly return was -6.53% for the quarter ended March 31, 2025.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12.93%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.53%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).
Performance [Table]
	1 Year	Since Inception February 6, 2023
Return Before Taxes	18.66%	23.63%
Return After Taxes on Distributions	18.60%	23.49%
Return After Taxes on Distributions and Sale of Fund Shares	11.09%	18.76%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	20.96%

(1)	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Performance Availability Website Address [Text]	www.subversiveetfs.com/#etf
Unusual Whales Subversive Republican Trading ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the Unusual Whales Subversive Republican Trading ETF, a series of Series Portfolios Trust (the “Predecessor Republican Trading ETF”), as the result of a reorganization of the Predecessor Republican Trading ETF into the Fund on December 30, 2024 (the “Reorganization”). The Predecessor Republican Trading ETF had the same investment objective and substantially similar principal investment strategies as the Fund. Effective August 2, 2024, the Adviser began serving as the investment adviser to the Predecessor Republican Trading ETF. Prior to August 2, 2024, the Adviser served as the investment sub-adviser to the Predecessor Republican Trading ETF. The portfolio managers for the Fund began serving as portfolio managers of the Predecessor Republican Trading ETF on August 2, 2024. The bar chart shows changes in the Fund’s (and the Predecessor Republican Trading ETF’s) performance from year to year. The table shows how the Fund’s (and the Predecessor Republican Trading ETF’s) average annual returns for the 1 year and since inception periods compared with those of a broad measure of market performance.

The Fund’s (and the Predecessor Republican Trading ETF’s) past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.subversiveetfs.com/#etf.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Republican Trading ETF’s) past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 9.51% for the quarter ended March 31, 2024 and the lowest quarterly return was -0.59% for the quarter ended June 30, 2024.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	9.51%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(0.59%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).
Performance [Table]
	1 Year	Since Inception February 6, 2023
Return Before Taxes	17.16%	14.75%
Return After Taxes on Distributions	16.98%	14.54%
Return After Taxes on Distributions and Sale of Fund Shares	10.30%	11.54%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	20.96%

(1)	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Performance Availability Website Address [Text]	www.subversiveetfs.com/#etf